SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET LOSS PER COMMON SHARE (Details) - Globis Acquisition Corp [Member] - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Allocation of net loss, as adjusted	$ (1,000)	$ (890,359)			$ (89,886)		$ (1,601,809)
Basic and diluted weighted average shares outstanding		11,500,000	11,500,000	11,500,000	1,520,661	11,500,000	11,500,000
Basic and diluted net loss per common share		$ (0.06)	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.11)
Basic and diluted weighted average shares outstanding	2,500,000	3,550,833	3,550,833	3,550,833	2,658,912	3,550,833	3,550,833
Redeemable Common Stock [Member]
Allocation of net loss, as adjusted		$ (680,303)			$ (32,703)		$ (1,223,906)
Basic and diluted weighted average shares outstanding					1,520,661
Basic and diluted net loss per common share		$ (0.06)			$ (0.02)		$ (0.11)
Basic and diluted weighted average shares outstanding		11,500,000					11,500,000
Non Redeemable Common Stock [Member]
Allocation of net loss, as adjusted	$ (1,000)	$ (210,056)			$ (57,183)		$ (377,903)
Basic and diluted weighted average shares outstanding					2,658,912
Basic and diluted net loss per common share	$ (0.00)	$ (0.06)			$ (0.02)		$ (0.11)
Basic and diluted weighted average shares outstanding	2,500,000	3,550,833					3,550,833